United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas August 4, 2008
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      930    13359 SH       Sole                    13359
AT&T Inc.                      COM              00206r102      434    12874 SH       Sole                    12874
Alcoa, Inc.                    COM              013817101      361    10140 SH       Sole                    10140
American Express Co            COM              025816109      830    22025 SH       Sole                    22025
American Intl Group Inc        COM              026874107      545    20600 SH       Sole                    20600
Amgen Inc                      COM              031162100     1034    21925 SH       Sole                    21925
Anadarko Pete Corp             COM              032511107      419     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      391     6300 SH       Sole                     6300
BJ Services                    COM              055482103     1558    48775 SH       Sole                    48775
BP Amoco PLC ADR               COM              055622104      462     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      237    11535 SH       Sole                    11535
CSX Corp                       COM              126408103      377     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1327    33532 SH       Sole                    33532
Cisco Systems Inc              COM              17275r102     1451    62377 SH       Sole                    62377
Citigroup Inc.                 COM              172967101      818    48806 SH       Sole                    48806
Coca Cola Co                   COM              191216100      811    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1467    63625 SH       Sole                    63625
EMC Corp.                      COM              268648102     1266    86168 SH       Sole                    86168
Expeditors Intl Wash           COM              302130109     1190    27675 SH       Sole                    27675
Exxon Mobil Corp               COM              302290101     1471    16692 SH       Sole                    16692
General Electric Co.           COM              369604103     2011    75345 SH       Sole                    75345
International Business Machine COM              459200101     2326    19625 SH       Sole                    19625
L3 Communications              COM              502424104     1270    13975 SH       Sole                    13975
Lowes Cos Inc                  COM              548661107     1057    50949 SH       Sole                    50949
Medtronic Inc                  COM              585055106     1027    19850 SH       Sole                    19850
Microsoft Corp                 COM              594918104     1187    43133 SH       Sole                    43133
Monsanto Co                    COM              61166w101     2016    15942 SH       Sole                    15942
Murphy Oil Corp.               COM              626717102      216     2200 SH       Sole                     2200
Norwood Abbey Limited          COM              019619664        2    96000 SH       Sole                    96000
Oceaneering Intl               COM              675232102      308     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1464    69725 SH       Sole                    69725
Pepsico Inc                    COM              713448108     1177    18508 SH       Sole                    18508
Pfizer Inc                     COM              717081103      596    34136 SH       Sole                    34136
Pitney Bowes Inc               COM              724479100      568    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1669    15540 SH       Sole                    15540
Scotts Companies               COM              810186106      494    28100 SH       Sole                    28100
Southwestern Energy            COM              845467109     2566    53900 SH       Sole                    53900
Stryker Corp                   COM              863667101     1152    18325 SH       Sole                    18325
Tellabs Inc                    COM              879664100      102    21850 SH       Sole                    21850
United Parcel Service          COM              911312106      688    11185 SH       Sole                    11185
United Technologies            COM              913017109     1899    30775 SH       Sole                    30775
Wal Mart Stores Inc            COM              931142103     3677    65435 SH       Sole                    65435
Whole Foods Market Inc.        COM              966837106      470    19825 SH       Sole                    19825
Windstream Corp                COM              9738w1041      185    15014 SH       Sole                    15014
Wyeth                          COM              983024100      806    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102     1287    18910 SH       Sole                    18910
Powershares DB USD Bullish FD  IDX              73936d107     1915 85150.000 SH      Sole                85150.000
iShares Russell 1000 Index Fun IDX              464287598      441 6265.000 SH       Sole                 6265.000
iShares Russell 2000 Growth In IDX              464287648      990 13000.000 SH      Sole                13000.000
iShares Russell 2000 Index Fun IDX              464287655      484 7015.000 SH       Sole                 7015.000
iShares Russell Midcap         IDX              464287499      486 5075.000 SH       Sole                 5075.000
iShares S & P 500              IDX              464287200      996 7780.000 SH       Sole                 7780.000
ishares Dow Jones Select Divid IDX              464287168      947 19225.000 SH      Sole                19225.000
ishares Dow Jones US Health Ca IDX              464287762      260 4225.000 SH       Sole                 4225.000
ishares EAFE Index             IDX              464287465     1292 18810.000 SH      Sole                18810.000
ishares Russell 1000 Growth In IDX              464287614     6000 108625.000 SH     Sole               108625.000
ishares Russell Mid Cap Growth IDX              464287481     1194 11280.000 SH      Sole                11280.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57

Form 13F Information Tablle Value Total: $62,603


List of Other Included Managers:
No.		13F File Number		Name